Changes in liabilities from financing activities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 8,625,730	$ 9,735,691	$ 9,790,610
Effects on initial application of IFRS 16			884,275
Adjusted balance at January 1, 2019			10,674,885
Changes in cash flow from financing activities	2,094,370	(1,411,210)	(804,608)
Adjustment to right-of-use assets	255,179	249,030	(148,512)
Reclassification to payable on equipment from lease liabilities			(9,000)
Reclassification		20,000
Amortization Of Interest Expense	35,067	24,638	14,349
Amortization of loan fees	7,646	7,581	8,577
Ending balance	11,017,992	8,625,730	9,735,691
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,733,565	9,041,645	9,789,518
Adjusted balance at January 1, 2019			9,789,518
Changes in cash flow from financing activities	1,652,332	(1,326,857)	(756,450)
Amortization Of Interest Expense	19,822	11,196
Amortization of loan fees	7,646	7,581	8,577
Ending balance	9,413,365	7,733,565	9,041,645
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in cash flow from financing activities	731,751
Ending balance	731,751
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	21,670	1,095	1,092
Adjusted balance at January 1, 2019			1,092
Changes in cash flow from financing activities	(45)	575	3
Reclassification		20,000
Ending balance	21,625	21,670	1,095
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	870,495	692,951
Effects on initial application of IFRS 16			884,275
Adjusted balance at January 1, 2019			884,275
Changes in cash flow from financing activities	(289,668)	(84,928)	(48,161)
Adjustment to right-of-use assets	255,179	249,030	(148,512)
Reclassification to payable on equipment from lease liabilities			(9,000)
Amortization Of Interest Expense	15,245	13,442	14,349
Ending balance	$ 851,251	$ 870,495	$ 692,951